Capital management	12 Months Ended
Dec. 31, 2022
Capital management
Capital management
30.

Capital management
The Company’s objectives in managing capital are:
a)

To

ensure sufficient liquidity to support its current

operations and execute its business plan; and
b)

To

provide adequate return to the shareholders
The Company’s primary objectives when managing capital is to ensure the Company continues as a going concern as well as to maintain optimal returns to shareholders and benefits for other stakeholders.
The Company

currently funds

these requirements

from cash

flows from

operations and

with financing

arrangements with
third parties and shareholders.
The Company is

not subject to

any externally imposed

capital requirements. The

Company monitors

its working capital

in
order to

meet its

financial obligations.

As at

December 31, 2022,

the Company’s

working capital

was $
1,650,709

(2021 -
$ 14,006,785 ).
The management of capital includes shareholders’ equity for a total amount of $ 16,868,927

(2021 - $
40,768,754 ) and term
loans of $ 389,987

(2021 - $
190,905
), as well as cash and cash

equivalents amounting to $
3,445,649

(2021 - $
12,202,513
).

There were

no significant

changes in

the Company’s

approach during

the current

and preceding

fiscal year,

however,

In
order to

maintain or

adjust capital

structure, the

Company may

issue new

shares, sell

portions of

its strategic

investment
and periodically purchase its own shares on the open

market.